Certain Nontraditional Long-Duration Contracts and Variable Annuity Guarantees - Separate Account Balances (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Fair Value, Separate Account Investment [Line Items]
Total	$ 171,841	$ 219,324
Equity
Fair Value, Separate Account Investment [Line Items]
Total	118,858	154,368
Bond
Fair Value, Separate Account Investment [Line Items]
Total	16,047	20,207
Balanced
Fair Value, Separate Account Investment [Line Items]
Total	34,693	43,185
Money market
Fair Value, Separate Account Investment [Line Items]
Total	$ 2,243	$ 1,564